Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation and Summary of Significant Accounting Policies

1. Basis of presentation and summary of significant accounting policies

Description of the Business

In these unaudited condensed consolidated financial statements and related notes, Paysafe Limited, and its consolidated subsidiaries are referred to collectively as “Paysafe,” “we,” “us,” and “the Company” unless the context requires otherwise. Paysafe is a leading global provider of end-to-end payment solutions. Our core purpose is to enable businesses and consumers to connect and transact seamlessly through our payment platforms.

Paysafe Limited was incorporated as an exempted limited company under the laws of Bermuda on November 23, 2020 for purposes of effectuating the merger (the “Transaction”) with Foley Trasimene Acquisition Corp. II (“FTAC”), a special purpose acquisition company that completed its Initial Public Offering (“IPO”) in August 2020, and Pi Jersey 1.5 Limited (“Legacy Paysafe”).

In connection with the Transaction, which was consummated on March 31, 2021, the Company’s common shares and warrants were listed on the New York Stock Exchange under the symbols PSFE and PSFE.WS, respectively. Subsequent to the Transaction, Pi Jersey Topco Limited (“Topco”), funds advised by affiliates of CVC Capital Partners (such funds collectively, “CVC”) and The Blackstone Group Inc. (“Blackstone”) continue to retain ownership in the Company. During the year ended December 31, 2025, the warrants were delisted from trading on the NYSE and the warrants subsequently expired on March 31, 2026.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements for the three and six months ended June 30, 2026 and the comparative financial information for the three and six months ended June 30, 2025 and for the year ended December 31, 2025 include the accounts of the Company, based upon information of Paysafe Limited.

All intercompany transactions have been eliminated in consolidation. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for the fair statement of the Company’s financial position, results of operations and cash flows have been included.

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and notes required by GAAP for annual financial statements and should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2025 on Form 20-F filed on March 3, 2026.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Operating results for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026 or any other interim period.

On February 28, 2025, the Company finalized a definitive agreement to sell substantially all of the assets related to its direct marketing payment processing business line, previously part of the Merchant Solutions segment (See Note 9). The income associated with this business prior to disposal is included in income from continuing operations as the sale of the business did not qualify as discontinued operations.

Disaggregation of Revenue

The Company provides payment solutions through two primary lines of business: Merchant Solutions and Digital Wallets. For each primary source of revenue within these business lines, the Company’s main performance obligation is to stand ready to provide payment services to merchants and consumers. Due to the concentration of economic factors, products and services in each of the business lines, the Company has presented disaggregated revenue at the segment level (See Note 15).

Contract Balances

We do not have any material contract balances associated with our contracts with customers as of June 30, 2026 and December 31, 2025.

Transaction Price Allocated to Remaining Performance Obligations

The Company applies the optional exemption and does not disclose information about remaining performance obligations for the Company’s primary stand-ready performance obligations and those contracts with an original duration of one year or less. Consideration associated with these contracts primarily consists of variable consideration that will be allocated to future days of service as these days of services are wholly unsatisfied at the Company's reporting date.

Significant accounting policies

Financial Instruments - Credit Losses

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Estimated Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This update allows entities to elect a practical expedient when developing reasonable and supportable forecasts as part of estimating expected credit losses that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset. This update is effective for annual periods beginning after December 15, 2025, and for interim reporting periods within those annual reporting periods, with early adoption permitted. The Company adopted ASU 2025-05 on January 1, 2026 which did not have a material impact on the Company's consolidated financial statements.

Revenue recognition

Data License Revenue

The Company has introduced a new transactional data licensing offering. The Company accounts for the license of this transactional data as a separate performance obligation, which represents a functional intellectual property license that provides the customer with a right to use the data as it exists at the point in time it is delivered. These agreements may include non-cancellable periods up to five years and payment terms that may extend beyond one year.

Revenue is recognized when the data is delivered to the customer, which is the point in time when control of the data transfers to the customer. The standalone selling price is determined based on observable prices when available, or otherwise estimated using an adjusted market assessment approach, considering the nature of the data, volume, and market conditions. To the extent that the payment terms are greater than one year and a significant financing component exists, we allocate a portion of the consideration to "Other (expense) / income, net" over the payment term.

Data license revenue of $12,500 and $19,467 was recognized for the three and six months ended June 30, 2026 as is reflected within the Merchant Solutions segment. There was no data license revenue recognized during the three and six months ended June 30, 2025.

There have been no material changes in our significant accounting policies during the six months ended June 30, 2026, except as noted above. A detailed discussion of our significant accounting policies is included within the audited consolidated financial statements for the year ended December 31, 2025 on Form 20-F filed on March 3, 2026.

Accounting Pronouncements not yet Adopted

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which is intended to improve the disclosures about a public business entity's expenses and address requests from investors for more detailed information about the types of expenses in commonly presented expense captions. This update requires public business entities to expand disclosures about specific expense categories in the notes to the financial statements, including inventory, employee compensation, depreciation, and intangible asset amortization, among others. This update is effective for annual periods beginning after December 15, 2026 and for interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is evaluating the impact of the adoption of this update on the consolidated financial statements.

Intangibles - Goodwill and Other - Internal Use Software

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This update removes all references to software development project stages and requires entities to start capitalizing software costs when both of the following occur: (i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. This update is effective for annual periods beginning after December 15, 2027, and for interim periods within those annual periods, with early adoption permitted. The Company is evaluating the impact of the adoption of this update on the consolidated financial statements.